Note 18 - Borrowings - Weighted Average Interest Rates of Borrowings (Details)	Dec. 31, 2018	Dec. 31, 2017
Weighted average [member]
Statement Line Items [Line Items]
Total borrowings, weighted average interest rates	3.98%	3.73%